RESEARCH AND DEVELOPMENT TAX CREDIT RECIEVABLES	6 Months Ended
Jun. 30, 2021
Research And Development Tax Credit Recievables
RESEARCH AND DEVELOPMENT TAX CREDIT RECIEVABLES

NOTE 7 – RESEARCH AND DEVELOPMENT TAX CREDIT RECIEVABLES

For companies with research and development expenses, the UK government provides a notifiable state aid in the form of an enhanced research and development deduction to Corporation tax, The Company has elected to take the enhanced deduction as a cash payment rather than carry the costs as a deduction against future taxable income. The Irish government has a similar program for qualifying research and development expenses. Under the Irish program, the Company is entitled to receive a rebate up to a maximum of the employment taxes paid, which is reimbursed over a period of three years from the balance sheet date. Research and development tax credit receivables consisted of the following:

	June 30, 2021	December 31, 2020
UK research and development tax credits	$6,723	$4,315
Irish research and development tax credits	485	453
Translation differences	(12)	273
Total	7,196	5,041
Less: current portion	(6,948)	(4,799)
Research and development tax credits receivable, net	$248	$242

For the six months ended June 30, 2021 and 2020, the Company has recorded other income of $2,126 and $2,478, respectively for the research and development tax credits.